Financial Income and Costs - Summary of Details of Financial Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Income [line items]
Interest expenses	₩ 263,389	₩ 263,579	₩ 278,427
Loss on foreign currency transactions	13,105	27,805	30,267
Loss on foreign currency translation	213,689	26,340	93,977
Loss on settlement of derivatives	6,287	1,406	20
Loss on valuation of derivatives	15,947	163,763	15,867
Loss on valuation of financial instruments	25,994	15,646	2,125
Others	2,207	692	152
Total	563,330	507,383	432,133
Loans and receivables [member]
Disclosure Of Finance Income [line items]
Loss on disposal of trade receivables	₩ 22,712	₩ 8,152	₩ 11,298